Goodwill - Goodwill by business (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill		€ 9,876	€ 10,238
Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill		9,876	10,238	€ 10,637
Monitoring [Member]
Goodwill [Line Items]
Goodwill	[1]	3,964	4,110
Image-Guided Therapy [Member]
Goodwill [Line Items]
Goodwill		3,044	3,154
Precision Diagnosis [Member]
Goodwill [Line Items]
Goodwill		1,363	1,429
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Goodwill		687	731
Personal Health [Member]
Goodwill [Line Items]
Goodwill		483	488
Enterprise Informatics [Member]
Goodwill [Line Items]
Goodwill		336	327
Cash-generating units [member] | Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill		€ 9,876	€ 10,238

[1]	Monitoring includes the goodwill previously allocated to Hospital Patient Monitoring and Ambulatory Monitoring & Diagnostics as disclosed in the Annual Report 2022.